Capital and Equity	6 Months Ended
Sep. 30, 2021
Stockholders' Equity Note [Abstract]
CAPITAL AND EQUITY
10.	CAPITAL AND EQUITY

Ordinary Shares

The Company is authorized to issue 500,000,000 Ordinary Shares. As of September 30, 2021 and March 31, 2021, the Company had 19,308,371 and 13,263,066 shares issued and outstanding. During the six months ended September 30, 2021, the Company issued 5,155,305 and 890,000 Ordinary Shares for the conversion of convertible promissory notes and employee award plan, respectively.